Investments in associates - Amounts recognised in the balance sheet and income statement (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Balance sheet	$ 7	$ 16		$ 7	$ 16
Associates
Disclosure of associates [line items]
Balance sheet	$ 7	$ 16	$ 46	7	16	$ 46
Income statement loss				(10)	(30)	(32)
Impairment of interest in associate						109
Bioventus, Inc.
Disclosure of associates [line items]
Percentage of associate held	27.13%	27.96%	28.30%
Balance sheet	$ 6	$ 16		6	16
Income statement loss				(10)	(30)	(32)
Impairment loss				$ 0	$ 0	$ 109